DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN

The following description of the Fossil Group, Inc. Savings and Retirement Plan, which was most recently amended and restated effective July 27, 2022 (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for more complete information.

Plan Organization and General Provisions — The Plan is a defined contribution plan covering eligible employees of certain eligible U.S. Fossil Group, Inc. subsidiaries. The purpose of the Plan is to encourage employees to accumulate savings for their retirement. The Plan is sponsored and administered by Fossil Group, Inc. (the “Employer” or “Fossil”). The Plan's trustee is Principal Trust Company (the “Trustee”), a subsidiary of Principal Financial Group.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Eligibility and Contributions — The Plan is administered and documented in a manner intended to be qualified under Section 401(a) of the Internal Revenue Code (the “Code”) and permits elective contributions in accordance with Section 401(k) of the Code. Except as provided below with respect to temporary and seasonal employees, employees become eligible to make salary deferrals as of their date of employment.

Non-highly compensated employees are able to defer up to 100% of annual compensation into the Plan, on a pre-tax basis and/or an after-tax (Roth) basis subject to Code limitations of $23,500 in 2025. Highly compensated employees’ contributions are capped at 5% of annual compensation for the 2025 Plan year. Participants who reached the age of 50 by the end of the Plan year were eligible to contribute catch-up contributions up to $7,500 for 2025. Participants may also contribute amounts representing eligible rollover distributions from certain other retirement plans. Under the terms of the Plan, certain types of compensation (e.g., income from stock based programs and fringe benefits, including but not limited to, tuition reimbursements, housing and care allowances, COBRA reimbursements, international compensation and cost of living adjustments, etc.), along with deferred compensation and certain other severance payments, are excluded in determining “gross pay” for contribution purposes.

Fossil may make a discretionary matching contribution and may make additional discretionary profit sharing contributions. In general, participants are eligible to receive the discretionary matching contributions after completing three months of continuous service, provided they have completed 250 hours of service during that time. Temporary and seasonal employees are eligible to participate in the Plan for match and deferral purposes on the first day of the year after such employees actually work 750 hours. Generally, participants are eligible for discretionary profit sharing contributions after completing one year of service (generally, upon completing 1,000 hours of service during an initial or subsequent eligibility computation period). For 2025, the discretionary matching contributions were $0.50 for every $1.00 contributed up to 8% of the employee’s eligible compensation subject to the Plan’s limitations. Pre-tax, excluding catch-up contributions, and after tax (Roth) contributions are eligible for the discretionary Employer matching contributions. No discretionary profit sharing contributions were made for 2025.

Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the Employer’s discretionary matching contribution, and allocations of the Employer’s discretionary contributions and Plan earnings, and charged with withdrawals and an allocation of Plan losses and administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

The participants can change elections and can also reallocate existing funds between available investment options on a daily basis. Notwithstanding the foregoing, in accordance with and by application of applicable securities laws and the Fossil Insider Trading Policy, along with the corresponding Addendum to Insider Trading Policy for Executive Officers, Directors and Designated Employees (“Policy and Addendum”), executive officers subject to Section 16 of the Securities Exchange Act of 1934, as amended, and certain designated employees of Fossil and its subsidiaries (collectively, “Covered Persons”) who have access to material nonpublic information about Fossil will be required to obtain pre-clearance from the General Counsel of Fossil or other designated officers of Fossil before engaging in any transaction involving Fossil securities, and Covered Persons will not be cleared to trade in Fossil securities in accordance with the Policy and Addendum during certain quarterly blackout periods and during certain blackout periods that may arise from time to time out of the occurrence of material nonpublic events, subject to certain exceptions as explained further in the Policy and Addendum. Each Covered Person receives a copy of the Policy and Addendum and, thus, was notified and understood that he/she should not make any elections under the Plan involving the Fossil stock fund or otherwise trade his/her shares of Fossil stock under the Plan in violation of the Policy and Addendum.

Investments — Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers a variety of mutual funds, shares of Fossil Group, Inc. Common Stock, and two common collective trusts as investment options for participants. Participants may only elect to contribute a maximum of 25% of their account or contributions to their account (i.e., current balance or future contributions) to the Fossil Group, Inc. Common Stock.

Vesting — Participants are 100% vested in their salary deferral and rollover contributions. Vesting in the Employer’s matching contributions is 20% per year of vesting service. An employee is credited with a year of vesting service for each calendar year in which the participant completes at least 1,000 hours of service. Participants are fully vested after five years of service. For purposes of calculating hours of vesting and eligibility service, salaried employees are credited with 45 hours of service for each week during which they are employed by Fossil, and hourly employees are credited with their actual hours of service.

Notes Receivable from Participants — Loans are available to all participants at the current prime lending rate of the Trustee, plus 1%, with required repayments through biweekly payroll deductions over no more than five years except in the event that loans are used to acquire the participant’s principal residence, in which case the loan term may not exceed 15 years. A participant may pay off any remaining loan balance at any time directly to the Trustee. Loan issuances must be at least $1,000 and are limited to the lesser of $50,000 or 50% of the participant’s vested account balance. Fossil exercises sole discretion over making loans to participants. Loan balances for active participants that have not had payments within a cure period (which shall be the last day of the calendar quarter following the calendar quarter in which the default occurs, unless a shorter cure period is provided by Fossil) are considered defaulted loans and are recorded as deemed distributions to the participant. Interest rates range from 4.25% to 9.5% and maturity dates range from 2026 to 2038.

Distribution of Benefits — Participants are entitled to receive a distribution of the vested portion of their account upon age 59 ½, termination of employment, disability, death, or in the event of financial hardship. On termination of service due to death, disability, or retirement, a participant may generally elect to receive a lump-sum amount equal to the value of the participant’s vested interest in his or her account (or installments in the case of certain required minimum distributions) subject to certain conditions contained in the Plan document.

A participant who has terminated employment may defer benefit payments until reaching the normal retirement age defined by the Plan, provided his or her vested account balance is greater than $7,000. If the participant’s vested account balance is $1,000 or less following such termination, the Plan will issue the participant a full distribution in the form of a lump sum cash payment. If the participant's vested account balance is between $1,000 and $7,000 following such termination, the vested account balance will be rolled over into an individual retirement account (“IRA”) or another qualified plan per the conditions contained in the Plan document.

The Plan allows for in-service withdrawals to participants under the age of 59 ½ in the case of financial hardship as defined in Section 401(k) of the Code, subject to certain conditions contained in the Plan document. Subsequent to age 59 ½, the participant may withdraw all or any portion of his/her vested accounts at any time. Rollover contributions can also be withdrawn at any time.

Forfeited Accounts — When certain terminations of participation in the Plan occur, the non-vested portion of the participant’s account as defined by the Plan, represents a forfeiture. The Plan document permits the use of forfeitures to either reduce future matching employer contributions or Plan administrative expenses for the Plan year. However, if a participant is reemployed and fulfills certain requirements, as defined in the Plan document, the account will be reinstated. At December 31, 2025 and December 31, 2024, forfeited non-vested accounts totaled $102,449 and $279,913, respectively. During the year ended December 31, 2025, forfeitures of non-vested employer matching contributions were used to pay Plan expenses of $56,005. No forfeitures were used to offset against Employer contributions.

Amendment or Termination — Fossil has reserved the right to amend, modify, or terminate the Plan at any time, subject to the Plan document and applicable laws and regulations. Fossil has no intentions of terminating the Plan and is not aware of any occurrences that could reasonably result in the termination of the Plan. In the event of Plan termination, participants will become 100% vested in their entire account balance.